Business segment information (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net Total Sales	$ 9,992	$ 11,523	$ 18,952
Net Total Sales, percent	100.00%	100.00%	100.00%
Total [Member]
Net Total Sales	$ 6,984	$ 9,005	$ 16,260
Net Total Sales, percent	69.00%	78.00%	86.00%
Scales | Customer A [Member]
Net Total Sales	$ 3,715	$ 3,579	$ 2,729
Net Total Sales, percent	37.00%	31.00%	14.00%
Scales | Customer C [Member]
Net Total Sales	$ 1,225	$ 1,599	$ 2,435
Net Total Sales, percent	12.00%	14.00%	13.00%
Scales | Customer D [Member]
Net Total Sales	$ 21	$ 1,115	$ 8,472
Net Total Sales, percent	0.00%	10.00%	45.00%
Scales & Pet Electronics Products | Customer B [Member]
Net Total Sales	$ 1,027	$ 1,662	$ 1,563
Net Total Sales, percent	10.00%	14.00%	8.00%
Rental and Management | Customer E [Member]
Net Total Sales	$ 996	$ 1,050	$ 1,061
Net Total Sales, percent	10.00%	9.00%	6.00%